Fair Values of Assets and Liabilities - Differences Between Aggregate Fair Value, Carrying Amount of MLHFS and Aggregate Unpaid Principal Amount (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Carrying Amount [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Total loans	$ 7,957	$ 6,925
Nonaccrual loans	8	10
Loans 90 days or more past due	2	3
Aggregate Unpaid Principal [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Total loans	7,588	6,635
Nonaccrual loans	13	15
Loans 90 days or more past due	3	4
Excess of Carrying Amount Over (Under) Unpaid Principal [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Total loans	369	290
Nonaccrual loans	(5)	(5)
Loans 90 days or more past due	$ (1)	$ (1)